FAIR VALUE MEASUREMENTS (Details) - EBP 118 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	$ 35,400	$ 52,500
Total investments at fair value	1,432,867	1,410,609
Total
EBP, Master Trust [Line Items]
Total investments at fair value	1,418,631	1,395,556
Total | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	35,442	52,025
Total | Equities
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	1,014,235	1,020,038
Total | Fixed income
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	325,036	266,676
Total | Derivatives
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	209	376
Total | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	8,507	17,095
Total | Interest bearing cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	3,421	6,190
Total | Non-cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	1,184	1,269
Total | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investment, excluding plan interest in master trust, fair value	30,597	31,887
Active Markets for Identical Assets (Level 1)
EBP, Master Trust [Line Items]
Total investments at fair value	258,053	327,530
Active Markets for Identical Assets (Level 1) | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	35,442	52,025
Active Markets for Identical Assets (Level 1) | Equities
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	180,229	220,467
Active Markets for Identical Assets (Level 1) | Fixed income
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Active Markets for Identical Assets (Level 1) | Derivatives
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	8,507	17,095
Active Markets for Identical Assets (Level 1) | Interest bearing cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	3,421	6,190
Active Markets for Identical Assets (Level 1) | Non-cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Active Markets for Identical Assets (Level 1) | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investment, excluding plan interest in master trust, fair value	30,454	31,753
Other Observable Inputs (Level 2)
EBP, Master Trust [Line Items]
Total investments at fair value	1,159,967	1,067,116
Other Observable Inputs (Level 2) | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Other Observable Inputs (Level 2) | Equities
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	834,006	799,571
Other Observable Inputs (Level 2) | Fixed income
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	324,634	266,142
Other Observable Inputs (Level 2) | Derivatives
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Other Observable Inputs (Level 2) | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Other Observable Inputs (Level 2) | Interest bearing cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Other Observable Inputs (Level 2) | Non-cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	1,184	1,269
Other Observable Inputs (Level 2) | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investment, excluding plan interest in master trust, fair value	143	134
Significant Unobservable Inputs (Level 3)
EBP, Master Trust [Line Items]
Total investments at fair value	611	910
Significant Unobservable Inputs (Level 3) | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Significant Unobservable Inputs (Level 3) | Equities
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Significant Unobservable Inputs (Level 3) | Fixed income
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	402	534
Significant Unobservable Inputs (Level 3) | Derivatives
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	209	376
Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Significant Unobservable Inputs (Level 3) | Interest bearing cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Significant Unobservable Inputs (Level 3) | Non-cash
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investment, excluding plan interest in master trust, fair value	0	0
Investments measured at net asset value | Real Estate Funds
EBP, Master Trust [Line Items]
Investment, plan interest in master trust, fair value	$ 14,236	$ 15,053
Redemption notice period	30 days	30 days